Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment		£ 2,484.7	[1]			£ 47.7 [2]
Gains on disposal of investments and subsidiaries		16.0	[1]	£ 40.6	[3]	40.4
Litigation settlement				16.8	[3]	£ 16.8
Lease Term						15 years
Gain on sale of freehold property in New York	[3]			7.9		£ 7.9
Proceeds from sale of freehold property						159.0
Impairment charge on intangible assets		17.1		4.7		26.5
Investment and other write-downs		220.6
Restructuring costs due to pandemic	[1]	39.3
Covid-19 pandemic [member]
Disclosure Of Information About Operating Cost [line items]
Proceeds from government grants		28.6
Imagina [member]
Disclosure Of Information About Operating Cost [line items]
Investment and other write-downs		209.8
Investor day in december two thousand and eighteen restructuring and transformation plan [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs in relation to the continuing restructuring plan		17.9		23.6		121.1
Transformation costs				£ 10.3		32.4
Comscore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Litigation settlement						16.8
Two Circles [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	[1]	£ 14.7
Chime [Member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	[1]					28.6
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment						£ 47.7

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2020 have been restated, as described in the accounting policies.
[3]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.